Offerings	Oct. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	16,560,000
Proposed Maximum Offering Price per Unit	0.32
Maximum Aggregate Offering Price	$ 5,299,200.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 461.03
Offering Note	(1) This Registration Statement on Form S-8 (this "Registration Statement") relates to an additional (i) 16,560,000 shares of common stock, par value $0.01 per share ("Common Stock") issuable pursuant to the Registrant's Amended and Restated 2007 Equity Incentive Plan (the "2007 Plan") and (ii) 10,000,000 shares of Common Stock issuable pursuant to the Registrant's 1997 Employee Stock Purchase Incentive Plan, as amended (the "1997 ESPP" and together with the 2007 Plan, the "Plans"). Pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers an indeterminate number of shares of Common Stock which may be offered or sold pursuant to the Plans by reason of stock splits, stock dividends or similar transactions effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock of the Registrant.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	0.32
Maximum Aggregate Offering Price	$ 3,200,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 278.40
Offering Note	(2) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and (h) of the Securities Act. The proposed maximum offering price per share, proposed maximum aggregate offering price and the amount of the registration fee are based on a price of $0.32, which was the average of the high and low prices of Registrant's Common Stock as reported on the Nasdaq Capital Market on October 22, 2026. Pursuant to General Instruction E of Form S-8, the registration fee is calculated with respect to the additional securities registered on this Registration Statement only.